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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended       June 30, 2009
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Check here if Amendment [_]; Amendment Number:  _____
  This Amendment (Check only one.):       [_] is a restatement.
                                          [_] adds new holdings entries.

MITSUBISHI UFJ FINANCIAL GROUP, INC. (MUFG) IS THE PARENT HOLDING COMPANY OF A NUMBER OF OPERATING SUBSIDIARIES, SOME OF WHICH ARE OR MAY BE INSTITUTIONAL INVESTMENT MANAGERS FOR THE PURPOSES OF THE REPORTING REQUIREMENTS UNDER
SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 (THE ACT) AND THE RULES PROMULGATED THEREUNDER. MUFG ITSELF DOES NOT DIRECTLY EXERCISE INVESTMENT DISCRETION WITH RESPECT TO ANY SECTION 13(F) SECURITIES POSITIONS EXCEPT THOSE INCLUDED IN THE FORM 13F INFORMATION TABLE BELOW. TO THE EXTENT THAT MUFG'S OWNERSHIP INTEREST IN SUCH OPERATING SUBSIDIARIES IS DEEMED THE EXERCISE OF INVESTMENT DISCRETION REGARDING CERTAIN OF SUCH SUBSIDIARIES' MANAGED ACCOUNTS, THE INFORMATION REQUIRED BY FORM 13F WITH RESPECT TO SUCH ACCOUNTS IS INCLUDED IN THE REPORT SEPARATELY FILED BY EACH OF THE OPERATING SUBSIDIARIES THAT ARE INSTITUTIONAL INVESTMENT MANAGERS SUBJECT TO SECTION 13(F) OF THE ACT.

Institutional Investment Manager Filing this Report:

Name:         Mitsubishi UFJ Financial Group, Inc.
Address:      7-1, Marunouchi 2-chome
              Chiyoda-ku, Tokyo 100-8330
              Japan


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Keiji Yamaguchi
Title:        Senior Manager
Phone:        81-3-3240-6199

Signature, Place, and Date of Signing:

     /s/Keiji Yamaguchi              Tokyo, Japan             August 13, 2009
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         [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


           FORM 13F FILE NUMBER     NAME

           28-13564                 Mitsubishi UFJ Trust and Banking Corporation

           28-13570                 Mitsubishi UFJ Securities Co., Ltd.

           28-13566                 Mitsubishi UFJ Asset Management Co., Ltd.

           28-13569                 Kokusai Asset Management Co., Ltd.

           28-04665                 UnionBanCal Corporation

           28-05836                 The Bank of Tokyo-Mitsubishi UFJ, Ltd.

           [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
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Form 13F Information Table Entry Total:             1
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Form 13F Information Table Value Total:    $1,327,228
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                                            (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE.

                                                FORM 13F INFORMATION TABLE

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      COLUMN 1            COLUMN 2  COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
------------------------  -------- ----------  --------   ---------------------  ---------- ---------- --------------------------
                           TITLE                VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER        OF CLASS   CUSIP     (X$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE       SHARED   NONE
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Morgan Stanley            COM      617446448   1,327,228  46,553,055  SH         SOLE                 46,553,055     0      0
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